Fee and commission expense (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fee and commission expense [Abstract]
Commissions assigned to third parties	[1]	R$ 1,975,379	R$ 1,620,812	R$ 1,520,480
Other fees and commissions		1,118,296	950,073	793,202
Total		R$ 3,093,675	R$ 2,570,885	R$ 2,313,682

[1]	Composed, principally, by Credit cards.